Warrants (Details) - Schedule of additional information relating to warrants outstanding - USD ($)	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jan. 31, 2021
Warrants (Details) - Schedule of additional information relating to warrants outstanding [Line Items]
Range of Exercise Prices	14	14
Number Outstanding	46,828
Remaining Contractual Life (Years)	1 year 9 months	2 years 2 months 26 days
Exercise Price for Shares Outstanding (in Dollars per share)	$ 14	$ 14
Number Exercisable	46,828
Exercise Price for Shares Exercisable (in Dollars per share)	$ 14	$ 14
Intrinsic Value (in Dollars)
Warrant [Member]
Warrants (Details) - Schedule of additional information relating to warrants outstanding [Line Items]
Range of Exercise Prices	11	11
Number Outstanding	95,000
Remaining Contractual Life (Years)	1 year 3 months	1 year 9 months
Exercise Price for Shares Outstanding (in Dollars per share)	$ 11	$ 11
Number Exercisable	95,000
Exercise Price for Shares Exercisable (in Dollars per share)	$ 11	$ 11
Intrinsic Value (in Dollars)